UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04015
Eaton Vance Mutual Funds Trust
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
January 31
Date of Fiscal Year End
July 31, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance Investment Managers Semiannual Report July 31, 2010 EATON VANCE STRUCTURED INTERNATIONAL EQUITY FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Structured International Equity Fund as of July 31, 2010
INVESTMENT UPDATE
Economic and Market Conditions
Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
•	Extreme volatility defined the global equity markets during the period from April 1, 2010 to July 31, 2010, amid a flurry of unsettling developments around the globe. Ongoing concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico sent investors to the sidelines, particularly in the first three months of the period.

•	On the heels of solid consecutive quarters for international equity performance, many stock markets shifted gears in the second quarter of 2010 and posted negative returns, as the $1 trillion loan package set forth by the European Union to end the region’s sovereign debt crisis could not overcome extreme investor pessimism. The MSCI Europe, Australasia and Far East (EAFE) Index lost 5.82% for the four-month period. Regional Asia-Pacific and emerging markets fared somewhat better, although markets in these regions still posted negative returns overall, thanks in part to the ripple effect of the European markets and ongoing tension between North and South Korea.

•	Within the MSCI EAFE Index, Singapore (+7.95%) was the top performer for the four months ended July 31, 2010, trailed by Denmark (+4.31%) and Sweden (+3.65%). The worst performing country was Greece (-22.29%), followed by Finland (-17.45%) and Ireland (-14.28%). Sector performance was largely negative for the period as well, with energy particularly hard hit, driven by the Gulf oil spill disaster and falling crude prices. Overall, the best performance came from defensive sectors, such as consumer staples. The Euro continued to weaken versus the U.S. dollar, but the Japanese yen appreciated versus the U.S. dollar as an alternative safe-haven currency.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
Management Discussion
•	Eaton Vance Structured International Equity Fund’s (the Fund) investment objective is to seek long-term capital appreciation. The Fund invests primarily in a diversified portfolio of equity securities of companies domiciled in developed markets outside of the United States. The Fund may also invest in equity securities of companies located in emerging market countries.

•	For the period from inception on April 1, 2010 to July 31, 2010, the Fund outperformed the MSCI EAFE Index (the Index) and its Lipper peer group.[1] The largest contributor to the Fund’s outperformance versus the Index was its market capitalization allocation – an underweight to the megacap tier of stocks that constituted the majority of the Index holdings.

•	On a country basis, the Fund’s underweight to Japan, the largest Index country weighting, was a boost to relative performance. Overweighting Singapore, the Index’s strongest performer for the period, benefited Fund returns, as did overweighting other small EAFE countries, such as Hong Kong and Denmark. Further, an underweighting in France, the third-largest EAFE weighting, also contributed to Fund outperformance.

Total Return Performance 4/1/10 – 7/31/10

Class A2	-4.10%
Class C2	-4.30
Class I2	-4.00
MSCI EAFE Index[1]	-5.82
Lipper International Large-Cap Core Funds Average[1]	-5.49
See page 3 for more performance information.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. MSCI Index returns reflect dividends net of any applicable foreign withholding taxes. The Lipper total return is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Returns are cumulative since inception on 4/1/10. These returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator and the sub-adviser, the returns would be lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Structured International Equity Fund as of July 31, 2010
INVESTMENT UPDATE
•	In contrast, the Fund’s overweighting to Spain and Italy detracted the most from relative performance during the period. In terms of security selection, Fund holdings in the telecommunication services sector further dampened returns versus the Index.

•	The Fund seeks to employ a top-down, disciplined and structured investment process that emphasizes broad exposure and diversification among developed markets outside of the United States, economic sectors and issuers. This strategy utilizes targeted allocation and periodic rebalancing to take advantage of certain quantitative and behavioral characteristics of developed markets identified by the portfolio managers.
Top 10 Holdings1
By net assets

Novo Nordisk A/S, Class B	1.3%
BASF SE	1.2
Commonwealth Bank of Australia	1.1
Telefonica SA	1.1
Novartis AG	1.1
Hennes & Mauritz AB, Class B	1.1
SAP AG	1.1
Royal Dutch Shell PLC, Class A	1.0
HSBC Holdings PLC	1.0
Teva Pharmaceutical Industries, Ltd. ADR	1.0

[1]	Top 10 Holdings represented 11.0% of the Fund’s net assets as of 7/31/10. Excludes cash equivalents.
Portfolio Composition
Regional Weightings2
By total common stocks

[2]	As a percentage of the Fund’s total common stocks as of 7/31/10.
Sector Weightings3
By net assets

[3]	As a percentage of the Fund’s net assets as of 7/31/10.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Structured International Equity Fund as of July 31, 2010
FUND PERFORMANCE

Performance[1]	Class A	Class C	Class I
Share Class Symbol	EAISX	ECISX	EIISX

Total Returns (at net asset value)

Life of Fund†	-4.10%	-4.30%	-4.00%

SEC Total Returns (including sales charge or applicable CDSC)

Life of Fund†	-9.61%	-5.26%	-4.00%

†	Inception Date – Class A, C and I: 4/1/10

[1]	Life of Fund returns are cumulative since inception on 4/1/10. Total Returns do not include the 5.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charge (CDSC) for Class C shares. If sales charges were deducted, the returns would be lower. SEC Total Returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class C reflect a 1% CDSC for the first year. Class A and Class I shares are subject to a 1% redemption fee if redeemed or exchanged within 90 days of settlement of purchase. Class I shares are offered at net asset value. Absent an allocation of certain expenses to the administrator and the sub-adviser, the returns would be lower.

Total Annual
Operating Expenses[2]	Class A	Class C	Class I

Gross Expense Ratio	1.65%	2.40%	1.40%
Net Expense Ratio	1.50	2.25	1.25

[2]	Source: Prospectus dated 3/31/10. Net Expense Ratio reflects a contractual expense reimbursement that continues through May 31, 2011. Thereafter, the expense reimbursement may be changed or terminated at any time. Without this expense limitation performance would have been lower.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Structured International Equity Fund as of July 31, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2010 – July 31, 2010). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (February 1, 2010 – July 31, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Structured International Equity Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(4/1/10)	(7/31/10)	(4/1/10 – 7/31/10)

Actual*
Class A	$1,000.00	$959.00	$4.91	***
Class C	$1,000.00	$957.00	$7.36	***
Class I	$1,000.00	$960.00	$4.09	***

*	The Fund had not commenced operations on February 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 122/365 (to reflect the period from commencement of operations on April 1, 2010 to July 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2010.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(2/1/10)	(7/31/10)	(2/1/10 – 7/31/10)

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,017.40	$7.50	***
Class C	$1,000.00	$1,013.60	$11.23	***
Class I	$1,000.00	$1,018.60	$6.26	***

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 1.50% for Class A shares, 2.25% for Class C shares and 1.25% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on April 1, 2010.

***	Absent an allocation of expenses to affiliates, the expenses would be higher.

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.5%

Security	Shares	Value

Australia — 5.2%

AGL Energy, Ltd.	4,368	$58,456
Australia and New Zealand Banking Group, Ltd.	1,145	23,958
Commonwealth Bank of Australia	5,804	276,897
Computershare, Ltd.	7,201	65,990
CSL, Ltd.	1,683	50,458
Energy Resources of Australia, Ltd.	1,156	14,445
Harvey Norman Holdings, Ltd.	9,642	30,528
James Hardie Industries SE CDI(1)	6,864	40,558
Metcash, Ltd.	12,339	49,680
Origin Energy, Ltd.	6,511	91,027
Paladin Energy, Ltd.(1)	10,990	38,388
Qantas Airways, Ltd.(1)	17,916	40,153
Transurban Group	15,740	63,687
Wesfarmers, Ltd.	8,324	234,498
Wesfarmers, Ltd. PPS	2,205	62,261
Westpac Banking Corp.	3,326	72,327
Woolworths, Ltd.	2,533	59,116

		$1,272,427

Austria — 0.6%

Immofinanz AG(1)	1,427	$4,691
Raiffeisen International Bank-Holding AG	415	18,825
Telekom Austria AG	3,810	49,009
Verbund AG	1,217	43,177
Vienna Insurance Group	849	40,261

		$155,963

Belgium — 2.9%

Anheuser-Busch InBev NV	3,071	$162,681
Belgacom SA	2,028	72,773
Colruyt SA	237	58,383
Compagnie Nationale a Portefeuille	570	27,289
Delhaize Group	1,215	89,704
Groupe Bruxelles Lambert SA	1,017	78,951
Mobistar SA	542	31,251
Solvay SA	789	77,204
UCB SA	1,468	47,341
Umicore	1,659	55,949

		$701,526

Denmark — 3.1%

A.P. Moller - Maersk A/S, Class A	8	$65,730
A.P. Moller - Maersk A/S, Class B	12	101,114
Coloplast A/S	350	36,330
Danske Bank A/S(1)	2,900	68,105
DSV A/S	3,000	53,490
Novo Nordisk A/S, Class B	3,800	325,138
Novozymes A/S, Class B	650	82,965
William Demant Holding A/S(1)	400	29,291

		$762,163

Finland — 4.3%

Elisa Oyj	2,132	$42,277
Fortum Oyj	4,845	112,571
Kesko Oyj, Class B	1,104	42,811
Kone Oyj, Class B	2,032	92,736
Metso Oyj	2,462	97,064
Neste Oil Oyj	2,193	32,347
Nokia Oyj	18,535	174,540
Nokian Renkaat Oyj	1,737	48,723
Orion Oyj, Class B	1,566	30,234
Outokumpu Oyj	2,015	33,421
Pohjola Bank PLC	2,449	30,387
Rautaruukki Oyj	1,524	29,404
Sampo Oyj	3,027	73,942
Sanoma Oyj	1,465	29,129
Stora Enso Oyj	8,626	69,813
UPM-Kymmene Oyj	6,737	97,766

		$1,037,165

France — 7.7%

Accor SA	978	$31,643
ADP	475	34,978
Air France-KLM(1)	2,382	35,532
Air Liquide SA	1,133	127,287
Alcatel-Lucent(1)	28,793	85,999
Atos Origin SA(1)	779	33,437
bioMerieux	257	26,102
Carrefour SA	2,890	132,867
Dassault Systemes SA	971	63,099
Edenred(1)	978	17,205
EDF SA	2,467	104,824
Essilor International SA	1,021	63,861
France Telecom SA	836	17,485
GDF Suez	6,103	202,304
Hermes International	650	111,410
Iliad SA	302	26,595
Imerys SA	549	31,873
Ipsen SA	453	15,044

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

France (continued)

JC Decaux SA(1)	1,204	$30,882
L’Oreal SA	2,175	227,967
LVMH Moet Hennessy Louis Vuitton SA	170	20,716
M6-Metropole Television	1,203	26,660
PPR SA	873	116,869
Safran SA	2,068	55,799
Sanofi-Aventis	1,283	74,584
Societe BIC SA	471	35,049
Societe des Autoroutes Paris-Rhin-Rhone	75	5,268
Suez Environnement Co. SA	3,527	65,621
Total SA	771	38,921
Unibail-Rodamco SE	100	19,715

		$1,879,596

Germany — 6.1%

BASF SE	4,934	$288,515
Bayer AG	174	10,016
Beiersdorf AG	1,212	71,785
Commerzbank AG(1)	4,217	38,175
Deutsche Lufthansa AG(1)	3,452	56,298
Deutsche Post AG	2,042	35,580
Deutsche Telekom AG	9,189	123,529
E.ON AG	753	22,522
Fraport AG	656	34,102
Henkel AG & Co. KGaA	1,747	72,463
Henkel AG & Co. KGaA Vorzug, PFC Shares	2,096	104,098
Infineon Technologies AG(1)	11,560	78,231
K+S AG	1,882	100,200
Linde AG	196	23,044
Metro AG	1,429	79,379
RWE AG	228	16,103
RWE AG, PFC Shares	598	38,876
SAP AG	5,610	256,291
TUI AG(1)	2,586	27,312

		$1,476,519

Greece — 0.9%

Alpha Bank A.E.(1)	4,982	$37,858
Coca-Cola Hellenic Bottling Co. SA	2,557	60,301
Hellenic Petroleum SA	1,936	15,203
Hellenic Telecommunications Organization SA	3,692	30,107
National Bank of Greece SA(1)	2,528	36,914
Public Power Corp. SA	1,910	30,387

		$210,770

Hong Kong — 5.3%

ASM Pacific Technology, Ltd.	3,500	$31,936
Bank of East Asia, Ltd.	20,200	79,467
BOC Hong Kong Holdings, Ltd.	38,500	98,993
Cathay Pacific Airways, Ltd.	20,000	44,543
Cheung Kong Infrastructure Holdings, Ltd.	9,000	33,730
CLP Holdings, Ltd.	4,500	33,224
Esprit Holdings, Ltd.	4,900	30,857
Hang Lung Group, Ltd.	12,000	70,480
Hang Seng Bank, Ltd.	9,300	128,913
Henderson Land Development Co., Ltd.	3,000	18,681
Hong Kong & China Gas Co., Ltd.	50,600	126,539
Hongkong Electric Holdings, Ltd.	17,000	103,086
Hopewell Holdings, Ltd.	10,500	33,193
Li & Fung, Ltd.	26,000	119,976
Lifestyle International Holdings, Ltd.	11,500	23,994
Mongolia Energy Corp., Ltd.(1)	58,000	21,927
MTR Corp., Ltd.	19,500	68,701
Sands China, Ltd.(1)	28,400	43,878
Shangri-La Asia, Ltd.	22,000	44,721
Television Broadcasts, Ltd.	5,000	23,202
Wharf Holdings, Ltd. (The)	13,000	71,138
Wing Hang Bank, Ltd.	3,000	32,434

		$1,283,613

Ireland — 1.0%

CRH PLC	5,377	$112,100
Elan Corp. PLC(1)	7,533	35,615
Kerry Group PLC	2,010	63,912
Ryanair Holdings PLC(1)	6,737	33,741

		$245,368

Israel — 2.2%

Bank Hapoalim B.M.(1)	14,669	$59,203
Bank Leumi le-Israel B.M.(1)	16,179	68,671
Cellcom Israel, Ltd.	947	26,036
Israel Chemicals, Ltd.	6,046	74,469
NICE-Systems, Ltd.(1)	1,232	35,364
Partner Communications Co., Ltd.	2,160	35,874
Teva Pharmaceutical Industries, Ltd. ADR	4,817	235,310

		$534,927

Italy — 3.5%

A2A SpA	19,431	$29,143
Atlantia SpA	3,580	70,091
Autogrill SpA(1)	1,889	23,368

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Italy (continued)

Banca Carige SpA	11,836	$26,607
Banca Monte dei Paschi di Siena SpA(1)	13,667	17,935
ENI SpA	11,308	231,076
EXOR SpA	1,415	28,228
Luxottica Group SpA	1,793	46,619
Mediaset SpA	9,547	61,356
Parmalat SpA	24,543	59,396
Snam Rete Gas SpA	18,013	84,506
Telecom Italia SpA	13,914	17,709
Tenaris SA	2,570	51,333
Terna-Rete Elettrica Nazionale SpA	17,568	73,020
UniCredit SpA	7,112	19,890

		$840,277

Japan — 13.3%

77 Bank, Ltd. (The)	7,000	$37,100
ABC-Mart, Inc.	600	19,474
Advantest Corp.	2,300	49,583
All Nippon Airways Co., Ltd.(1)	17,000	57,471
Aozora Bank, Ltd.	14,000	18,557
Bank of Kyoto, Ltd. (The)	6,000	49,982
Bank of Yokohama, Ltd. (The)	15,000	69,032
Canon Marketing Japan, Inc.	1,500	20,369
Canon, Inc.	500	21,658
Chiba Bank, Ltd. (The)	8,000	48,819
Chugai Pharmaceutical Co., Ltd.	3,300	57,751
Chugoku Bank, Ltd. (The)	4,000	46,559
Dainippon Sumitomo Pharma Co., Ltd.	3,000	22,466
DeNA Co., Ltd.	1,500	41,788
FamilyMart Co., Ltd.	1,100	39,300
Fast Retailing Co., Ltd.	500	75,169
Gunma Bank, Ltd. (The)	7,000	37,515
Hachijuni Bank, Ltd. (The)	6,000	34,263
Hiroshima Bank, Ltd. (The)	8,000	31,428
Hitachi Chemical Co., Ltd.	2,100	41,699
Isetan Mitsukoshi Holdings, Ltd.	5,200	49,117
ITOCHU Techno-Solutions Corp.	600	21,906
Iyo Bank, Ltd. (The)	5,000	44,260
J. Front Retailing Co., Ltd.	9,000	40,623
Jafco Co., Ltd.	700	16,518
JSR Corp.	1,900	33,136
Kamigumi Co., Ltd.	4,000	31,354
Kansai Paint Co., Ltd.	5,000	42,461
Kawasaki Kisen Kaisha, Ltd.(1)	11,000	46,881
Keihin Electric Express Railway Co., Ltd.	6,000	55,860
Keio Corp.	9,000	60,501
Kintetsu Corp.	6,000	19,321
Kyowa Hakko Kirin Co., Ltd.	4,000	41,011
Lawson, Inc.	1,200	55,085
Marui Group Co., Ltd.	4,100	28,759
McDonald’s Holdings Co. (Japan), Ltd.	1,300	29,049
Mitsubishi Logistics Corp.	2,000	22,953
Mitsubishi Tanabe Pharma Corp.	3,000	43,876
Mizuho Trust & Banking Co., Ltd.(1)	28,000	23,581
NGK Spark Plug Co., Ltd.	4,000	51,524
Nidec Corp.	1,300	122,215
Nissan Chemical Industries, Ltd.	3,000	35,585
NTT DoCoMo, Inc.	114	181,115
Odakyu Electric Railway Co., Ltd.	9,000	82,116
Ono Pharmaceutical Co., Ltd.	1,200	49,580
Oracle Corp. Japan	700	37,061
Oriental Land Co., Ltd.	700	58,471
Panasonic Corp.	1,300	17,178
Rakuten, Inc.	99	75,796
Santen Pharmaceutical Co., Ltd.	1,300	43,515
Sapporo Hokuyo Holdings, Inc.	5,900	27,948
Senshu Ikeda Holdings, Inc.	12,500	18,301
Seven & i Holdings Co., Ltd.	900	21,482
Shikoku Electric Power Co., Inc.	2,500	73,658
Shin-Etsu Chemical Co., Ltd.	400	19,874
Shizuoka Bank, Ltd. (The)	7,000	58,164
Showa Shell Sekiyu K.K.	3,700	27,230
Suruga Bank, Ltd.	3,000	26,985
Suzuken Co., Ltd.	1,000	34,962
Sysmex Corp.	600	34,440
Taisho Pharmaceutical Co., Ltd.	2,000	38,922
Taiyo Nippon Sanso Corp.	5,000	43,640
Takashimaya Co., Ltd.	6,000	46,490
Takeda Pharmaceutical Co., Ltd.	400	18,355
TEIJIN, Ltd.	15,000	47,655
Toho Gas Co., Ltd.	9,000	45,406
Toray Industries, Inc.	10,000	53,541
Toyo Seikan Kaisha, Ltd.	2,500	40,147
Trend Micro, Inc.	1,500	44,231
Tsumura & Co.	1,100	33,045
Uni-Charm Corp.	600	71,238
USS Co., Ltd.	430	32,220
Yahoo! Japan Corp.	55	21,093
Yakult Honsha Co., Ltd.	1,500	43,368
Yokogawa Electric Corp.	3,900	23,013

		$3,225,799

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Netherlands — 4.7%

Akzo Nobel NV	2,609	$153,540
ASML Holding NV	4,429	142,151
Koninklijke Ahold NV	11,965	153,643
Koninklijke DSM NV	1,936	91,798
Koninklijke KPN NV	14,174	196,960
Koninklijke Vopak NV	1,068	43,398
QIAGEN NV(1)	3,178	59,099
Randstad Holding NV(1)	1,813	81,414
TNT NV	4,211	125,519
Unilever NV	3,154	92,767

		$1,140,289

New Zealand — 0.5%

Auckland International Airport, Ltd.	17,943	$25,811
Contact Energy, Ltd.(1)	5,917	24,506
Fletcher Building, Ltd.	822	4,540
Sky City Entertainment Group, Ltd.	10,683	23,517
Telecom Corporation of New Zealand, Ltd.	28,231	40,724

		$119,098

Norway — 2.4%

DnB NOR ASA	9,700	$120,030
Orkla ASA	2,400	19,864
Statoil ASA	10,350	209,331
Telenor ASA	9,100	140,048
Yara International ASA	2,300	86,356

		$575,629

Portugal — 1.5%

Banco Comercial Portugues SA	38,838	$33,529
Banco Espirito Santo SA	8,442	40,365
Brisa Auto-Estradas de Portugal SA	3,376	22,023
CIMPOR-Cimentos de Portugal, SGPS, SA	4,283	26,028
EDP - Energias de Portugal SA	22,228	73,087
Galp Energia, SGPS, SA, Class B	2,547	41,648
Jeronimo Martins, SGPS, SA	3,803	41,543
Portugal Telecom, SGPS, SA	7,567	83,256

		$361,479

Singapore — 5.3%

Ascendas Real Estate Investment Trust	26,000	$40,601
Capitaland, Ltd.	14,000	40,864
ComfortDelGro Corp., Ltd.	12,000	14,157
DBS Group Holdings, Ltd.	16,000	169,815
Genting Singapore PLC(1)	74,000	69,314
Jardine Cycle & Carriage, Ltd.	2,000	52,737
Neptune Orient Lines, Ltd.(1)	18,000	27,224
Olam International, Ltd.	21,000	43,518
Oversea-Chinese Banking Corp., Ltd.	28,000	186,333
Singapore Airlines, Ltd.	6,000	69,031
Singapore Press Holdings, Ltd.	28,000	85,157
Singapore Telecommunications, Ltd.	81,000	186,176
StarHub, Ltd.	12,000	20,841
United Overseas Bank, Ltd.	13,000	190,179
Wilmar International, Ltd.	17,000	78,530

		$1,274,477

Spain — 5.1%

Abertis Infraestructuras SA	4,674	$78,885
Banco Bilbao Vizcaya Argentaria SA	4,343	58,239
Banco de Valencia SA	4,172	25,034
Banco Popular Espanol SA	11,462	75,732
Bankinter SA	4,771	35,672
Criteria Caixacorp SA	12,279	59,904
EDP Renovaveis SA(1)	4,004	23,921
Enagas	2,668	49,165
Gestevision Telecinco SA	1,852	21,220
Grifols SA	2,272	25,309
Iberdrola Renovables SA	12,894	45,071
Iberdrola SA	17,843	125,551
Iberia Lineas Aereas de Espana SA(1)	8,782	29,810
Indra Sistemas SA	1,732	28,251
Industria de Diseno Textil SA	2,254	149,106
Red Electrica Corp. SA	1,449	63,338
Repsol YPF SA	1,778	41,923
Telefonica SA	11,593	262,528
Zardoya Otis SA	2,380	37,114

		$1,235,773

Sweden — 4.0%

Hennes & Mauritz AB, Class B	8,200	$258,482
Millicom International Cellular SA SDR	975	90,292
Nordea Bank AB	17,600	175,651
Skandinaviska Enskilda Banken AB, Class A(1)	17,600	120,797
Swedbank AB, Class A(1)	5,000	57,070
Tele2 AB, Class B	4,300	76,277
Telefonaktiebolaget LM Ericsson, Class B	2,000	22,068
TeliaSonera AB	24,500	177,157

		$977,794

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Security	Shares	Value

Switzerland — 6.8%

Actelion, Ltd.(1)	1,465	$59,266
Adecco SA	1,572	80,149
BKW FMB Energie AG	276	19,083
Compagnie Financiere Richemont AG, Class A	4,270	166,708
Holcim, Ltd.	1,944	129,823
Kuehne & Nagel International AG	733	78,638
Lindt & Spruengli AG	1	24,481
Lindt & Spruengli AG PC	15	33,795
Logitech International SA(1)	2,876	45,245
Nestle SA	1,259	62,229
Novartis AG	5,333	259,254
Roche Holding AG	1,603	208,432
Schindler Holding AG	391	34,341
SGS SA	67	94,132
Sonova Holding AG	625	75,843
Straumann Holding AG	141	30,913
Swatch Group AG (The)	726	40,827
Swisscom AG	280	104,864
Syngenta AG	370	81,718
Synthes, Inc.	160	18,415

		$1,648,156

United Kingdom — 13.1%

Aggreko PLC	3,678	$88,426
ARM Holdings PLC	20,215	103,969
AstraZeneca PLC	272	13,638
Autonomy Corp. PLC(1)	2,797	72,170
Barclays PLC	5,131	26,575
BG Group PLC	14,179	227,390
BP PLC	27,892	178,372
British Airways PLC(1)	10,060	34,615
Cable & Wireless Communication PLC	29,558	27,457
Cable & Wireless Worldwide PLC	4,900	5,132
Cairn Energy PLC(1)	16,940	124,085
Centrica PLC	36,877	175,769
Experian PLC	11,754	115,784
Fresnillo PLC	3,340	53,976
GlaxoSmithKline PLC	2,441	42,619
HSBC Holdings PLC	24,440	248,536
Inmarsat PLC	6,060	70,108
Johnson Matthey PLC	1,645	43,629
Kingfisher PLC	27,991	94,544
Lloyds Banking Group PLC(1)	21,106	22,780
Next PLC	2,399	80,864
Petrofac, Ltd.	4,129	80,935
Reckitt Benckiser Group PLC	372	18,240
Royal Bank of Scotland Group PLC(1)	64,965	50,860
Royal Dutch Shell PLC, Class A	9,104	250,727
Royal Dutch Shell PLC, Class B	7,016	185,358
SABMiller PLC	4,258	129,280
Scottish and Southern Energy PLC	1,193	20,759
Serco Group PLC	7,096	61,616
Shire PLC	6,037	138,085
Standard Chartered PLC	943	27,245
Tesco PLC	18,248	111,903
Tullow Oil PLC	3,007	58,082
Vodafone Group PLC	37,543	87,539
Whitbread PLC	1,339	29,580
WM Morrison Supermarkets PLC	19,815	82,399

		$3,183,046

Total Common Stocks
(identified cost $25,162,900)		$24,141,854

Warrants — 0.0%(2)

Security	Shares	Value

Henderson Land Development Co, Ltd., Exp. 6/1/11, strike HKD 58.00(1)	600	$93

Total Warrants
(identified cost $0)		$93

Total Investments — 99.5%
(identified cost $25,162,900)		$24,141,947

Other Assets, Less Liabilities — 0.5%		$110,259

Net Assets — 100.0%		$24,252,206

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

CDI - CHESS Depositary Interest

PC - Participation Certificate

PFC Shares - Preference Shares

PPS - Partially Protected Shares

SDR - Swedish Depositary Receipt

HKD - Hong Kong Dollar

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

Euro	38.3%	$9,284,725
Japanese Yen	13.3	3,225,799
British Pound Sterling	13.1	3,183,046
Swiss Franc	6.8	1,648,156
Hong Kong Dollar	5.3	1,283,706
Singapore Dollar	5.3	1,274,477
Australian Dollar	5.2	1,272,427
Swedish Krona	4.0	977,794
Danish Krone	3.1	762,163
Norwegian Krone	2.4	575,629
Israeli Shekel	1.2	299,617
United States Dollar	1.0	235,310
New Zealand Dollar	0.5	119,098

Total Investments	99.5%	$24,141,947

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	16.5%	$3,996,951
Consumer Staples	11.3	2,734,103
Industrials	11.1	2,701,484
Consumer Discretionary	10.5	2,549,926
Health Care	9.6	2,328,120
Materials	9.4	2,273,714
Telecommunication Services	9.1	2,223,119
Energy	8.1	1,959,748
Utilities	7.9	1,917,403
Information Technology	6.0	1,457,286
Other	0.0	93

Total Investments	99.5%	$24,141,947

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of July 31, 2010

Assets

Investments, at value (identified cost, $25,162,900)	$24,141,947
Cash	106,269
Dividends receivable	15,909
Tax reclaims receivable	18,259
Receivable from affiliates	12,861

Total assets	$24,295,245

Liabilities

Payable to affiliates:
Investment adviser and administration fee	$18,951
Distribution and service fees	21
Accrued expenses	24,067

Total liabilities	$43,039

Net Assets	$24,252,206

Sources of Net Assets

Paid-in capital	$25,245,980
Accumulated net realized loss	(210,824)
Accumulated undistributed net investment income	237,029
Net unrealized depreciation	(1,019,979)

Total	$24,252,206

Class A Shares

Net Assets	$62,000
Shares Outstanding	6,464
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.59
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$10.18

Class C Shares

Net Assets	$9,569
Shares Outstanding	1,000
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$9.57

Class I Shares

Net Assets	$24,180,637
Shares Outstanding	2,518,591
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.60

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

Statement of Operations

For the Period Ended
July 31, 2010(1)

Investment Income

Dividends (net of foreign taxes, $47,137)	$335,333

Total investment income	$335,333

Expenses

Investment adviser and administration fee	$74,673
Distribution and service fees
Class A	22
Class C	31
Trustees’ fees and expenses	645
Custodian fee	13,329
Transfer and dividend disbursing agent fees	616
Legal and accounting services	32,056
Printing and postage	3,646
Registration fees	32,237
Miscellaneous	4,628

Total expenses	$161,883

Deduct —
Allocation of expenses to affiliates	$63,579

Total expense reductions	$63,579

Net expenses	$98,304

Net investment income	$237,029

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(197,219)
Foreign currency transactions	(13,605)

Net realized loss	$(210,824)

Change in unrealized appreciation (depreciation) —
Investments	$(1,020,953)
Foreign currency	974

Net change in unrealized appreciation (depreciation)	$(1,019,979)

Net realized and unrealized loss	$(1,230,803)

Net decrease in net assets from operations	$(993,774)

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Statement of Changes in Net Assets

Period Ended
Increase (Decrease)	July 31, 2010
in Net Assets	(Unaudited)(1)

From operations —
Net investment income	$237,029
Net realized loss from investment and foreign currency transactions	(210,824)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,019,979)

Net decrease in net assets from operations	$(993,774)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$63,006
Class C	10,000
Class I	25,175,609
Cost of shares redeemed
Class A	(2,662)
Redemption fees	27

Net increase in net assets from Fund share transactions	$25,245,980

Net increase in net assets	$24,252,206

Net Assets

At beginning of period	$—

At end of period	$24,252,206

Accumulated undistributed net investment income included in net assets

At end of period	$237,029

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class A

	Period Ended
	July 31, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.026
Net realized and unrealized loss	(0.436)

Total loss from operations	$(0.410)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$9.590

Total Return(4)	(4.10	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$62
Ratios (as a percentage of average daily net assets):
Expenses	1.50	%(6)(7)
Net investment income	0.85	%(7)
Portfolio Turnover	4	%(5)

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.81% of average daily net assets for the period from the start of business, April 1, 2010, to July 31, 2010).

(7)	Annualized.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class C

	Period Ended
	July 31, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.063
Net realized and unrealized loss	(0.493)

Total loss from operations	$(0.430)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$9.570

Total Return(4)	(4.30	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$10
Ratios (as a percentage of average daily net assets):
Expenses	2.25	%(6)(7)
Net investment income	2.02	%(7)
Portfolio Turnover	4	%(5)

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.81% of average daily net assets for the period from the start of business, April 1, 2010, to July 31, 2010).

(7)	Annualized.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Period Ended
	July 31, 2010
	(Unaudited)(1)

Net asset value — Beginning of period	$10.000

Income (Loss) From Operations

Net investment income(2)	$0.094
Net realized and unrealized loss	(0.494)

Total loss from operations	$(0.400)

Redemption fees(2)	$0.000	(3)

Net asset value — End of period	$9.600

Total Return(4)	(4.00	)%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$24,181
Ratios (as a percentage of average daily net assets):
Expenses	1.25	%(6)(7)
Net investment income	3.02	%(7)
Portfolio Turnover	4	%(5)

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $0.0005.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(5)	Not annualized.

(6)	The investment adviser, sub-adviser and administrator subsidized certain operating expenses (equal to 0.81% of average daily net assets for the period from the start of business, April 1, 2010, to July 31, 2010).

(7)	Annualized.

See notes to financial statements

Eaton Vance Structured International Equity Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Structured International Equity Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund commenced operations on April 1, 2010. The Fund’s investment objective is to seek long-term capital appreciation. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its

Eaton Vance Structured International Equity Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of July 31, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund’s initial period of operations from April 1, 2010 to July 31, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Redemption Fees — Upon the redemption or exchange of shares by Class A and Class I shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of these shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

K  Interim Financial Statements — The interim financial statements relating to July 31, 2010 and for the period then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the

Eaton Vance Structured International Equity Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

3   Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory and administration services rendered to the Fund. The fee is computed at an annual rate of 0.95% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the period ended July 31, 2010, the investment adviser and administration fee amounted to $74,673 or 0.95% (annualized) of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory and administration fee for sub-advisory services provided to the Fund.

EVM and Parametric have agreed to waive their fees and reimburse expenses to the extent that total annual operating expenses exceed 1.50%, 2.25% and 1.25% of the average daily net assets of Class A, Class C and Class I, respectively, through May 31, 2011. Thereafter, the waiver and reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM and Parametric waived fees and reimbursed expenses in total of $63,579 for the period ended July 31, 2010.

EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. For the period ended July 31, 2010, EVM earned $5 in sub-transfer agent fees. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the period ended July 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.

4   Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the period ended July 31, 2010 amounted to $22 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class C Plan requires the Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the period ended July 31, 2010, the Fund paid or accrued to EVD $23 for Class C shares representing 0.75% (annualized) of the average daily net assets of Class C shares.

The Class C Plan also authorizes the Fund to make payments of service fees to EVD, financial intermediaries and other persons equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the period ended July 31, 2010 amounted to $8 for Class C shares.

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. For the period ended July 31, 2010, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

Eaton Vance Structured International Equity Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $26,353,461 and $993,342, respectively, for the period ended July 31, 2010.

7   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

Period Ended
July 31, 2010
Class A	(Unaudited)(1)

Sales	6,759
Redemptions	(295)

Net increase	6,464

Period Ended
July 31, 2010
Class C	(Unaudited)(1)

Sales	1,000
Redemptions	—

Net increase	1,000

Period Ended
July 31, 2010
Class I	(Unaudited)(1)

Sales	2,518,591
Redemptions	—

Net increase	2,518,591

(1)	For the period from the start of business, April 1, 2010, to July 31, 2010.

For the period ended July 31, 2010, the Fund received $27 in redemption fees.

At July 31, 2010, EVM owned 99.0% of the value of the outstanding shares of the Fund.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at July 31, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$25,162,900

Gross unrealized appreciation	$661,676
Gross unrealized depreciation	(1,682,629)

Net unrealized depreciation	$(1,020,953)

9   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

10   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance Structured International Equity Fund as of July 31, 2010

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

At July 31, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$—	$7,433,896		$—	$7,433,896
Developed Europe	49,794	14,023,706		—	14,073,500
Emerging Europe	63,912	2,035,619		—	2,099,531
Middle East/Africa	235,310	299,617		—	534,927

Total Common Stocks	$349,016	$23,792,838	*	$—	$24,141,854

Warrants	$93	$—		$—	$93

Total Investments	$349,109	$23,792,838		$—	$24,141,947

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Eaton Vance Structured International Equity Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that in order for a fund to enter into an investment advisory agreement with an investment adviser, the fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons” of the fund (“Independent Trustees”), must approve the agreement and its terms at an in-person meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on March 15, 2010, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement of Eaton Vance Structured International Equity Fund (the “Fund”) a series of Eaton Vance Mutual Funds Trust, with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-Adviser”). The Board reviewed information furnished with respect to the Fund at its March 15, 2010 meeting as well as information previously furnished with respect to the approval of other investment advisory agreements for other Eaton Vance Funds. Such information included, among other things, the following:

Information about Fees and Expenses

•	The advisory and related fees to be paid by the Fund and the anticipated expense ratio of the Fund;
•	Comparative information concerning fees charged by the Adviser and Sub-Adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those to be used in managing the Fund, and concerning fees charged by other advisers for managing funds similar to the Fund;

Information about Portfolio Management

•	Descriptions of the investment management services to be provided to the Fund, including the investment strategies and processes to be employed;
•	Information concerning the allocation of brokerage and the benefits expected to be received by the Adviser and Sub-Adviser as a result of brokerage allocation for the Fund, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the Fund’s brokerage, and the implementation of the soft dollar reimbursement program established with respect to the Eaton Vance Funds;
•	The procedures and processes to be used to determine the fair value of Fund assets and actions to be taken to monitor and test the effectiveness of such procedures and processes;

Information about the Adviser and Sub-Adviser

•	Reports detailing the financial results and condition of the Adviser and Sub-Adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the Fund, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of the Adviser and its affiliates and the Sub-Adviser, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of the Adviser’s and Sub-Adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by the Adviser and its affiliates, and the Sub-Adviser on behalf of the Eaton Vance Funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of the Adviser and its affiliates and the Sub-Adviser;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services to be provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and Fund accountants by the Adviser (which is also the administrator) and the Sub-Adviser; and
•	The terms of the investment advisory and administrative agreement and the sub-advisory agreement of the Fund.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board concluded that the terms of the Fund’s investment advisory and administrative agreement and

Eaton Vance Structured International Equity Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

sub-advisory agreement with the Adviser and Sub-Adviser, including their fee structures, are in the interests of shareholders and, therefore, the Board, including a majority of the Independent Trustees, voted to approve the investment advisory and administrative agreement and the sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory and administrative agreement and the sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services to be provided to the Fund by the Adviser and the Sub-Adviser.

The Board considered the Adviser’s and the Sub-Adviser’s management capabilities and investment process with respect to the types of investments to be held by the Fund. The Board considered the education, experience and number of investment professionals and other personnel who will provide portfolio management, investment research, and similar services to the Fund, and whose responsibilities may include supervising the Sub-Adviser and coordinating activities in implementing the Fund’s investment strategy. The Board evaluated the abilities and experience of such investment personnel in analyzing factors relevant to investing in global markets, including the Adviser’s in-house equity research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser and Sub-Adviser to recruit and retain investment personnel, and the time and attention expected to be devoted to Fund matters by senior management. With respect to the Sub-Adviser, the Board noted the Sub-Adviser’s experience in deploying quantitive-based investment strategies. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board reviewed the compliance programs of the Adviser, the Sub-Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities.

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services to be provided by the Adviser and the Sub-Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory and administrative agreement and the sub-advisory agreement.

Fund Performance

Because the Fund has not yet commenced operations, it has no performance record.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, to be payable by the Fund (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees as compared to a group of similarly managed funds selected by an independent data provider and the Fund’s estimated expense ratio for a one-year period.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services to be provided by the Adviser and the Sub-Adviser, the Board concluded with respect to the Fund that the management fees proposed to be charged to the Fund for advisory and related services and the estimated expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits projected to be realized by the Adviser and relevant affiliates thereof, including the Sub-Adviser in providing investment advisory and administrative services to the Fund. The Board considered the level of profits expected to be realized without regard to revenue sharing or other payments expected to be made by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits expected to be received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-Adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

Eaton Vance Structured International Equity Fund

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits expected to be realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates, including the Sub-Adviser, and the Fund to share such benefits equitably.

Eaton Vance Structured International Equity Fund

OFFICERS AND TRUSTEES

Officers
Thomas E. Faust Jr.
President and Trustee
William H. Ahern, Jr.
Vice President
John R. Baur
Vice President
Maria C. Cappellano
Vice President
Michael A. Cirami
Vice President
Cynthia J. Clemson
Vice President
John H. Croft
Vice President
Charles B. Gaffney
Vice President
Christine M. Johnston
Vice President
Aamer Khan
Vice President
Thomas H. Luster
Vice President
Jeffrey A. Rawlins
Vice President
Duncan W. Richardson
Vice President
Judith A. Saryan
Vice President
Susan Schiff
Vice President
Thomas Seto
Vice President
David M. Stein
Vice President
Eric A. Stein
Vice President
Dan R. Strelow
Vice President
Mark S. Venezia
Vice President
Adam A. Weigold
Vice President
Barbara E. Campbell
Treasurer
Maureen A. Gemma
Secretary and Chief Legal Officer
Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser and Administrator of
Eaton Vance Structured International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Structured International Equity Fund
Parametric Portfolio Associates LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Structured International Equity Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling at 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

4736-9/10	SIESRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
Not required in this filing.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust
By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: September 10, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: September 10, 2010

By:	/s/ Thomas E. Faust Jr.
Thomas E. Faust Jr.
President

Date: September 10, 2010